Short-term financings and long-term debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Short-term financings and long-term debt
Short-term financings and long-term debt
Details of our short-term financings and long-term debt by facility as of December 31, 2012 and 2011 are as follows (in thousands):

Lender	Description / Term	Total Facility	Outstanding as of December 31, 2012	Outstanding as of December 31, 2011	Interest Rate	Security
Short-term financings:
HSBC Bank	Working capital	$1,000	$839	$—	13.25% + 4%	Indian facility supported by a $1.125 million letter of credit issued under the main credit facility that we have with HSBC
ICICI Bank	Working capital	182	closed	182	ICICI I-Base +5.5%	Secured by assets of Air2Web India Pvt Ltd
Other		12	12	—
Long-term debt:
HSBC	Revolving Credit	50,000	27,328	—	LIBOR +2.25% + Unused 0.75%	Substantially all assets of the company
Other		14	14	—
BSTD	Term facility due September 2015	8,611	closed	8,611	3 month Euribor + 4%	Secured by assets of Mobile Interactive Group, Ltd.
ING	Term facility due April 2014	1,151	closed	1,151	Fixed 4.05% to April 2012, then 3 month Euribor + 2.5%	Secured by assets of Mobile Interactive Group, Ltd.
Total debt:			$28,193	$9,944

Future principal repayments under all debt arrangements as of December 31, 2012 are as follows:

Amount
(in thousands)
2013	$851
2014	—
2015	27,342
2016	—
Total	$28,193

Secured Borrowings and Collateralized Receivables
As of December 31, 2012 our accounts receivable were pledged as security against borrowings from HSBC, and none were pledged against borrowing as of December 31, 2011. The weighted average effective interest rate for our outstanding debt was 5.3% and 5.4% as of December 31, 2012 and 2011, respectively.
Revolving Credit Facility
In August 2012, we entered into a $50.0 million multi-currency senior revolving credit facility (the Facility) with HSBC, which expires on August 10, 2015. The face amount may be increased by an additional $50.0 million upon meeting certain requirements and obtaining additional commitments from the existing or new lenders. At the current time, we do not believe that an increase of the credit facility is likely in the near term. Borrowings under the Facility will bear interest at the LIBOR rate plus a spread ranging from 2.25% to 2.75% or an adjusted base rate plus a spread ranging from 1.25% to 1.75%. The spread is dependent upon our leverage ratio, as calculated according to the terms of the loan agreement. We are required to pay 0.50% per annum, on the unused portion of the facility, if utilization of the facility is greater than 50%, and 0.75% per annum if utilization is less than 50%.
The Facility contains a number of customary negative and affirmative covenants, including covenants that limit our ability to place liens on our assets, incur additional debt, make investments, enter into acquisitions, merge or consolidate, dispose of assets, pay dividends or make other restricted payments, all subject to certain exceptions. There are also several financial covenants that we are required to maintain, which includes a minimum fixed charge coverage ratio of 1.50 to 1.00, a maximum total leverage ratio of 2.50 to 1.00, a minimum liquidity ratio of 1.25 to 1.00, a minimum asset coverage ratio of 1.50 to 1.00, and a performance to plan test with respect to Consolidated Revenue and Consolidated Adjusted EBITDA. Our ability to use the Facility may be suspended and repayment of any outstanding balances may be required if we are unable to comply with these requirement in the future, or otherwise unable to obtain waivers or amendments.
The Bank approved the amendment of the Facility allowing us to complete the divestment of assets to Starcapital described in Note 8 above, as well as to allow us to increase the permitted software capital expenditures during 2012. As of December 31, 2012, we did not meet our performance to plan test with respect to Consolidated Adjusted EBITDA. The Bank has waived the event of default under the Facility occurring as a result of our failure to meet this financial covenant.
In connection with the execution of the Facility, we repaid the entire outstanding loan of €5.9 million (approximately $7.2 million) to Black Sea Trade and Development Bank during the third quarter of 2012. The total payment of $7.3 million consisted of the outstanding principal balance, accrued interest and fees. We borrowed $7.3 million from the Facility to repay this loan.